Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES
(Loss)/profit before tax	RM (72,104,372)	$ (17,106,612)	RM (65,509,477)	RM 21,893,004
Adjustments for:
Amortization of intangible assets	18,931,458	4,491,449	27,871,638	22,423,148
Depreciation of:
- property, plant and equipment	28,308,000	6,716,014	28,310,019	15,859,909
- right-of-use assets	124,572	29,554	124,572	126,945
Impairment loss on deposit	4,000,000	948,991
Impairment loss on goodwill	7,734,427	1,834,977
Impairment loss on intangible assets	8,044,989	1,908,657
Impairment loss on property, plant and equipment	6,962,010	1,651,722
Intangible assets written-off	290,004	68,802
Interest expense of lease liabilities	4,055	962	10,307	4,235
Interest income	(957,249)	(227,105)	(1,607,963)	(776,511)
Loss/(gain) on disposal of subsidiaries			305,818	(6,178)
Property, plant and equipment written off	15,864	3,764		479
Reversal of impairment of trade receivables	(94,000)	(22,301)
Unrealised exchange (gain)/loss	(84,704)	(20,096)	2,198	185
Waiver of debts granted	46,035	10,922
Waiver of debts received	(50,598)	(12,004)
Operating profit/(loss) before changes in working capital	1,170,491	277,696	(10,492,888)	59,525,216
Changes in working capital:
Trade receivables, net	(13,880,000)	(3,293,001)	76,237,409	(4,376,467)
Other receivables, deposit and prepayments, net	5,340,814	1,267,097	(4,209,815)	(445,727)
Trade payables	8,920,900	2,116,465	(6,184,641)	6,363,217
Other payables and accruals	(715,529)	(169,758)	(108,790)	(7,273,785)
Net cash generated from operations	836,676	198,499	55,241,275	53,792,454
Income tax paid	(51,183)	(12,143)	(154,572)	(143,898)
Net cash generated from operating activities	785,493	186,356	55,086,703	53,648,556
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash acquired	105,619	25,058	(49,000)	1,295
Acquisition of property, plant and equipment			(30,000,000)	(72,383,744)
Interest received	957,249	227,105	1,607,963	776,511
Proceed from disposal of subsidiaries, net of cash proceeds			(213,503)	(2,949)
Proceed from disposal of other investments				10
Net cash generated from/(used in) investing activities	1,062,868	252,163	(28,654,540)	(71,608,877)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment to)/advance from related companies			(27,900,000)	27,800,000
(Repayment of)/proceed from non-convertible redeemable preference shares contributed by non-controlling interests of subsidiaries			(1,000)	1,000
Payment of lease liabilities	(132,000)	(31,316)	(132,000)	(132,000)
Repayment to holding company			(21,500,000)	(6,100,000)
Issuance of share capital				23,304,379
Net cash (used in)/generated from financing activities	(132,000)	(31,316)	(49,533,000)	44,873,379
Net increase/(decrease) in cash and cash equivalents	1,716,361	407,203	(23,100,837)	26,913,058
Effect of exchange rate changes	(2,440,668)	(579,043)	278,449	1,099,409
Cash and cash equivalents at beginning of the year	33,361,224	7,914,881	56,183,612	28,171,145
Cash and cash equivalents at end of the year	RM 32,636,917	$ 7,743,041	RM 33,361,224	RM 56,183,612